Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Shares	Additional paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2019	$ 23,160	$ 42,725,852	$ 2,632,797	$ (5,718,368)	$ (3,527,438)	$ 1,818,860	$ 37,954,863
Balance (in Shares) at Dec. 31, 2019	23,160,000
Net loss				(11,773,763)		(1,126,845)	(12,900,608)
Issuance of common shares for services	$ 685	650,065					650,750
Issuance of common shares for services (in Shares)	685,000
Issuance of common shares for services	$ 290	333,210					333,500
Issuance of common shares for services (in Shares)	290,000
Change in statutory reserve related to disposal of Gu’an REIT			(575,695)	575,695
Appropriation to statutory reserve			329,017	(329,017)
Foreign currency translation adjustments					1,928,619	(5,303)	1,923,316
Balance at Dec. 31, 2020	$ 24,135	43,709,127	2,386,119	(17,245,453)	(1,598,819)	686,712	27,961,821
Balance (in Shares) at Dec. 31, 2020	24,135,000
Net loss				(21,104,826)		(969,107)	(22,073,933)
Common shares issued for conversion of debt	$ 3,756	3,926,244					3,930,000
Common shares issued for conversion of debt (in Shares)	3,755,034
Issuance of common shares for services	$ 1,075	1,413,562					1,414,637
Issuance of common shares for services (in Shares)	1,075,000
Change in statutory reserve related to disposal of Gu’an REIT			(1,188,403)	1,188,403
Change in non-controlling interest related to acquisition subsidiaries of REIT Mingde						784,184	784,184
Share to be issued		1,573,800					1,573,800
Appropriation to statutory reserve			32,671	(32,671)
Change in capital related to disposal of REIT Changjiang		(3,846,563)		3,846,563
Foreign currency translation adjustments					463,433	30,336	493,769
Balance at Dec. 31, 2021	$ 28,966	46,776,170	1,230,387	(33,347,984)	(1,135,386)	532,125	14,084,278
Balance (in Shares) at Dec. 31, 2021	28,965,034
Net loss				(14,629,055)		(750,603)	(15,379,658)
Conversion of convertible debt	$ 1,359	1,797,955					1,799,314
Conversion of convertible debt (in Shares)	1,358,851
Issuance of common shares for acquisition of REIT Mingde	$ 2,580	(2,580)
Issuance of common shares for acquisition of REIT Mingde (in Shares)	2,580,000
Issuance of common shares in private placements	$ 5,970	3,576,030					3,582,000
Issuance of common shares in private placements (in Shares)	5,970,000
Issuance of common shares for services	$ 500	734,500					735,000
Issuance of common shares for services (in Shares)	500,000
Share-based compensation	$ 4,025	3,292,450					3,296,475
Share-based compensation (in Shares)	4,025,000
Appropriation to statutory reserve			22,782	(22,782)
Shareholders’ contribution						815,814	815,814
Purchase of 30% noncontrolling interest in Xinyi REIT		(2,843,432)				168,632	(2,674,800)
Change in equity related to dissolution of Dingxuan and REIT Xong’an			(186,615)	186,615		(75)	(75)
Foreign currency translation adjustments					(1,253,504)	69,685	(1,183,819)
Balance at Dec. 31, 2022	$ 43,400	$ 53,331,093	$ 1,066,554	$ (47,813,206)	$ (2,388,890)	$ 835,578	$ 5,074,529
Balance (in Shares) at Dec. 31, 2022	43,398,885